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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment[ ]; Amendment Number:_____
 This Amendment (Check only one.):      [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Minneapolis Portfolio Management Group, LLC
Address:  80 South 8th Street
          Suite 1902
          Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harrison T. Grodnick
Title:    Chief Operating Officer
Phone:    (612)334-2000

Signature, Place, and Date of Signing:

  /s/ Harrison T. Grodnick        Minneapolis, Minnesota        May 10, 2007
-----------------------------  -----------------------------  ----------------
         [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  24
Form 13F Information Table Value Total:  $564,421
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                            VOTING AUTHORITY
                                                                           -------------------
                  TITLE OF             VALUE     SH OR
NAME OF ISSUER     CLASS     CUSIP   (x $1,000) PRN AMT INV DISC OTHER MGR  SOLE   SHARED NONE
--------------    -------- --------- ---------- ------- -------- --------- ------- ------ ----
3M CO              COMMON  88579Y101   25536    334108    SOLE      N/A    334108
ALTRIA GROUP INC   COMMON  02209S103   20215    230214    SOLE      N/A    230214
ARCHER DANIELS
  MIDLAND CO       COMMON  039483102   28768    783865    SOLE      N/A    783865
ARMOR HOLDINGS
  INC              COMMON  042260109   21567    320317    SOLE      N/A    320317
CEMEX SAB DE CV     SPON
                   ADR 5
                    ORD    151290889   30011    916358    SOLE      N/A    916358
DIEBOLD INC        COMMON  253651103   30794    645642    SOLE      N/A    645642
DYNEGY INC NEW      CL A   26816Q101   26266    2836469   SOLE      N/A    2836469
ENCANA CORP        COMMON  292505104   27400    541172    SOLE      N/A    541172
FORTUNE BRANDS
  INC              COMMON  349631101   28478    361309    SOLE      N/A    361309
GANNETT INC        COMMON  364730101   25958    461140    SOLE      N/A    461140
GOLDCORP INC NEW   COMMON  380956409   25396    1057278   SOLE      N/A    1057278
HEI INC            COMMON  404160103   1055     894896    SOLE      N/A    894896
KRAFT FOODS INC     CL A   50075N104   5024     158696    SOLE      N/A    158696
LAUREATE
  EDUCATION INC    COMMON  518613104   21889    371193    SOLE      N/A    371193
MARATHON OIL CORP  COMMON  565849106   21351    216038    SOLE      N/A    216038
MCDONALDS CORP     COMMON  580135101   22327    495615    SOLE      N/A    495615
MDU RES GROUP INC  COMMON  552690109   33454    1164036   SOLE      N/A    1164036
NEWMONT MINING
  CORP             COMMON  651639106   20066    477881    SOLE      N/A    477881
PATTERSON
  COMPANIES INC    COMMON  703395103   20138    567431    SOLE      N/A    567431
REGIS CORP MINN    COMMON  758932107   24885    616434    SOLE      N/A    616434
SONY CORP           ADR
                    NEW    835699307   23497    465377    SOLE      N/A    465377
URS CORP NEW       COMMON  903236107   21297    500044    SOLE      N/A    500044
WABTEC CORP        COMMON  929740108   30415    881848    SOLE      N/A    881848
XEROX CORP         COMMON  984121103   28634    1695315   SOLE      N/A    1695315